Derivative Instrument - Summary of Derivative (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Current derivative financial assets		₩ 289,603	₩ 126,938
Non-current derivative financial assets		728,421	520,845
Current derivative financial liabilities		44,994	7,291
Non-current derivative financial liabilities		387,757	70,740
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		224,218	822,994	₩ (455,715)
Net income effects of transaction gain (loss)		224,685	84,082	65,393
Accumulated other comprehensive income (loss)	[1]	(65,052)	(40,460)	111,220
Currency forward | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		648	559
Non-current derivative financial assets		17,432	6,899
Current derivative financial liabilities		32,660	301
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(20,570)	33,066	(40,590)
Net income effects of transaction gain (loss)		(2,710)	33,032	(17,911)
Accumulated other comprehensive income (loss)	[1]	0	0	0
Currency swap
Derivative [Line Items]
Current derivative financial assets		236,470	125,877
Non-current derivative financial assets		589,300	506,957
Current derivative financial liabilities		6,319	4,446
Non-current derivative financial liabilities		328,995	16,708
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		155,937	787,264	(406,607)
Net income effects of transaction gain (loss)		234,195	61,353	93,557
Accumulated other comprehensive income (loss)	[1]	(102,969)	(59,108)	105,642
Currency swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		102,080	92,313
Non-current derivative financial assets		410,540	335,765
Current derivative financial liabilities		6,319	4,446
Non-current derivative financial liabilities		302,415	15,576
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(77,618)	420,551	(108,090)
Net income effects of transaction gain (loss)		104,572	16,265	16,661
Accumulated other comprehensive income (loss)	[1]	0	0	0
Currency swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		134,390	33,564
Non-current derivative financial assets		178,760	171,192
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		26,580	1,132
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		233,555	366,713	(298,517)
Net income effects of transaction gain (loss)		129,623	45,088	76,896
Accumulated other comprehensive income (loss)	[1]	(102,969)	(59,108)	105,642
Interest rate swap
Derivative [Line Items]
Current derivative financial assets		52,485	502
Non-current derivative financial assets		81,188	6,980
Current derivative financial liabilities		0	2,544
Non-current derivative financial liabilities		2,735	28,138
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		66,341	18,123	(1,845)
Net income effects of transaction gain (loss)		(6,800)	(10,303)	(10,253)
Accumulated other comprehensive income (loss)	[1]	37,917	18,648	5,578
Interest rate swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		52,485	502
Non-current derivative financial assets		81,188	6,980
Current derivative financial liabilities		0	174
Non-current derivative financial liabilities		2,735	2,829
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		66,341	18,123	(309)
Net income effects of transaction gain (loss)		(6,800)	(10,303)	(11,975)
Accumulated other comprehensive income (loss)	[1]	0	0	0
Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		0	0
Current derivative financial liabilities		0	2,370
Non-current derivative financial liabilities		0	25,309
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		0	0	(1,536)
Net income effects of transaction gain (loss)		0	0	1,722
Accumulated other comprehensive income (loss)	[1]	37,917	18,648	5,578
Others | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets	[2]	0	0
Non-current derivative financial assets	[2]	40,501	9
Current derivative financial liabilities	[2],[3],[4]	6,015	0
Non-current derivative financial liabilities	[2],[3],[4]	56,027	25,894
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		22,510	(15,459)	(6,673)
Net income effects of transaction gain (loss)		0	0	0
Accumulated other comprehensive income (loss)	[1]	₩ 0	₩ 0	₩ 0

[1]	For the year ended December 31, 2022, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦24,415 million, net of tax, is included in other comprehensive income (loss).
[2]	The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in ‘Others’.
[3]	The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’(See note 47).
[4]	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.